Financial structure and financial costs - Loan repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 47,773	$ 40,129	$ 41,340
Non-current financial assets	(912)	(680)	(679)
Non-current net financial debt and related financial instruments	$ 46,861	$ 39,449	$ 40,661
Repayment (as a percent)	100.00%	100.00%	100.00%
Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,716	$ 5,442	$ 6,005
Non-current financial assets	(101)	(10)	(75)
Non-current net financial debt and related financial instruments	$ 5,615	$ 5,432	$ 5,930
Repayment (as a percent)	12.00%	14.00%	15.00%
Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 6,226	$ 4,042	$ 5,119
Non-current financial assets	(148)	(76)	(2)
Non-current net financial debt and related financial instruments	$ 6,078	$ 3,966	$ 5,117
Repayment (as a percent)	13.00%	10.00%	13.00%
Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,230	$ 5,262	$ 3,810
Non-current financial assets	(67)	(104)	(15)
Non-current net financial debt and related financial instruments	$ 5,163	$ 5,158	$ 3,795
Repayment (as a percent)	11.00%	13.00%	9.00%
Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,885	$ 5,020	$ 5,026
Non-current financial assets	(87)	(37)	(67)
Non-current net financial debt and related financial instruments	$ 5,798	$ 4,983	$ 4,959
Repayment (as a percent)	12.00%	13.00%	12.00%
More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 24,716	$ 20,363	$ 21,380
Non-current financial assets	(509)	(453)	(520)
Non-current net financial debt and related financial instruments	$ 24,207	$ 19,910	$ 20,860
Repayment (as a percent)	52.00%	50.00%	51.00%
Hedging instruments of non-current financial debt
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 1,694	$ 1,880	$ 1,082
Non-current financial assets	(512)	(613)	(606)
Hedging instruments of non-current financial debt | Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	204	386	164
Non-current financial assets	(9)		(68)
Hedging instruments of non-current financial debt | Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	433	251	222
Non-current financial assets	(121)	(57)
Hedging instruments of non-current financial debt | Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	106	448	96
Non-current financial assets	(18)	(104)
Hedging instruments of non-current financial debt | Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	139	93	165
Non-current financial assets	(83)		(67)
Hedging instruments of non-current financial debt | More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	812	702	435
Non-current financial assets	$ (281)	$ (452)	$ (471)